Exhibit 99.2

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2017

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2017, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2017, leases with a total base residual value of $21,734,105.91 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2017. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2017
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2017-	September	$569,944,541.36
	October	$530,242,532.06	$10,929,258.27	10.94%	$31,859,549.03	6.38%
	November	$507,002,964.14	$10,569,473.60	10.58%	$15,655,598.80	3.14%
	December	$481,846,126.01	$10,168,193.00	10.18%	$17,843,196.45	3.58%
2018-	January	$459,557,687.34	$9,790,263.56	9.80%	$15,211,009.55	3.05%
	February	$427,533,719.93	$9,174,638.23	9.19%	$25,436,710.05	5.10%
	March	$387,885,621.76	$8,376,451.27	8.39%	$33,678,712.30	6.75%
	April	$347,236,823.71	$7,546,178.84	7.56%	$35,286,326.22	7.07%
	May	$302,686,698.79	$6,618,484.49	6.63%	$39,886,469.43	7.99%
	June	$257,318,003.78	$5,651,330.21	5.66%	$41,421,386.65	8.30%
	July	$234,643,710.17	$5,229,023.90	5.24%	$18,893,866.46	3.79%
	August	$204,773,165.43	$4,628,469.96	4.63%	$26,562,930.20	5.32%
	September	$166,631,995.22	$3,832,239.81	3.84%	$35,461,599.95	7.11%
	October	$123,160,864.36	$2,883,326.69	2.89%	$41,525,844.25	8.32%
	November	$80,247,248.59	$1,925,150.65	1.93%	$41,681,718.65	8.35%
	December	$42,026,698.82	$1,066,301.74	1.07%	$37,606,006.45	7.53%
2019-	January	$35,321,510.87	$911,667.86	0.91%	$6,030,110.75	1.21%
	February	$16,808,646.02	$441,145.03	0.44%	$18,270,577.87	3.66%
	March	$1,147,344.29	$34,632.41	0.03%	$15,721,286.60	3.15%
	April	$754,136.68	$24,154.89	0.02%	$375,523.75	0.08%
	May	$642,610.56	$21,418.84	0.02%	$94,366.10	0.02%
	June	$543,330.13	$18,781.04	0.02%	$84,130.30	0.02%
	July	$396,130.28	$13,418.14	0.01%	$136,846.35	0.03%
	August	$264,447.10	$9,081.72	0.01%	$124,837.80	0.03%
	September	$171,597.39	$5,939.45	0.01%	$88,405.60	0.02%
	October	$120,132.04	$4,096.17	0.00%	$48,342.00	0.01%
	November	$47,136.82	$1,885.66	0.00%	$71,792.60	0.01%
	December	$0.00	$0.00	0.00%	$47,409.00	0.01%

Total			$99,875,005.43	100.00%	$499,104,553.16	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$598,979,558.59

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July-17	Car	493	84.85%	$(1,005)	(3.24)%	(6.89)%
	CUV	575	76.97%	$1,818	4.93%	10.11%
	SUV	14	70.00%	$5,157	8.02%	17.92%
	Truck	88	60.27%	$3,280	6.90%	12.45%
	Total/Average	1,170	78.31%	$779	2.19%	4.50%

August-17	Car	547	85.34%	$(696)	(2.26)%	(4.87)%
	CUV	621	75.92%	$1,722	4.85%	9.97%
	SUV	11	50.00%	$3,150	4.86%	10.83%
	Truck	125	66.49%	$2,912	6.10%	10.95%
	Total/Average	1,304	78.13%	$834	2.39%	4.90%

September-17	Car	489	87.79%	$(419)	(1.34)%	(2.90)%
	CUV	618	76.49%	$2,286	6.27%	13.09%
	SUV	13	59.09%	$4,133	6.30%	13.18%
	Truck	103	58.19%	$3,223	6.78%	12.54%
	Total/Average	1,223	78.20%	$1,303	3.66%	7.62%